Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 2,211.0	$ 2,021.2
Cost of sales
Mine operating costs	1,028.1	1,040.8
Depreciation and amortization	439.7	426.6
Cost of Sales	1,467.8	1,467.4
Gross profit	743.2	553.8
Selling and administrative expenses	94.7	57.0
Exploration expenses	46.3	42.6
Other operating expenses	7.8	57.4
Re-evaluation adjustment - environmental provision	0.2	(3.5)
Impairment - reversal	(322.3)	0.0
Results from operating activities	916.5	400.3
Consideration received from sale of non-core project	(14.9)	0.0
Net interest expense on long term debt	60.7	69.8
Accretion on streaming arrangements	19.9	24.2
Change in fair value of financial instruments	(52.9)	16.6
Other net finance (income) expenses	(8.3)	38.1
Other expenses	4.5	148.7
Income before tax	912.0	251.6
Tax expense	347.7	183.8
Net income for the year	564.3	67.8
Attributable to:
Owners of the Company	568.5	76.7
Non-controlling interest	(4.2)	(8.9)
Net income for the year	$ 564.3	$ 67.8
Earnings per share attributable to owners
Basic	$ 1.44	$ 0.2
Diluted	$ 1.44	$ 0.2
Weighted average number of common shares outstanding:
Basic	395,521,903	376,785,518
Diluted	396,648,796	377,291,211